LOANS RECEIVABLE (Tables)	12 Months Ended
Dec. 31, 2019
Disclosure Of Loans Receivables [Abstract]
Disclosure of detailed information about loans receivables [Table Text Block]
	December 31, 2019	December 31, 2018
Revelo Resources Corp.	$526	$478
Boreal Metals Corp.	846	-
Total	$1,372	$478